HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-3574 - PremierSolutions Standard

333-72042                           HV-5244 - PremierSolutions Standard (Series II)

333-72042                           HV-5776 - PremierSolutions Cornerstone

333-72042                           HV-5795 - PremierSolutions Standard (Series A)

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                           HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                   HV-6776 - Premier InnovationsSM

333-151805                   HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805                   HV-6778 - Premier InnovationsSM (Series II)

Supplement dated August 4, 2016 to your Prospectus

NAME CHANGE

LKCM Aquinas Value Fund

Effective July 29, 2016, LKCM Aquinas Value Fund was renamed LKCM Aquinas Catholic Equity Fund.

As a result of the change, all references to LKCM Aquinas Value Fund in your Prospectus are deleted and replaced with LKCM Aquinas Catholic Equity Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.